PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

13.  PROPERTY, PLANT AND EQUIPMENT

Changes in the net carrying amount of property, plant and equipment are as follows:

	Land,
	buildings and	Machinery		Projects
	leasehold	and	Telecom-munication	under
	improvements	equipment	networks	development	Total

Cost

Balance as of December 31, 2017	$612.9	$1,751.2	$5,917.3	$46.2	$8,327.6
Additions	20.0	151.4	293.8	84.0	549.2
Net change in additions financed with accounts payable	—	1.8	(11.9)	13.3	3.2
Reclassification	2.1	3.1	41.5	(46.7)	—
Reclassification to assets held for sale	(84.0)	—	—	—	(84.0)
Retirement, disposals and other[1]	(6.6)	(35.3)	(231.5)	(5.8)	(279.2)
Balance as of December 31, 2018	544.4	1,872.2	6,009.2	91.0	8,516.8
Additions	22.5	107.8	252.5	118.5	501.3
Net change in additions financed with accounts payable	0.5	(6.0)	(5.4)	(4.5)	(15.4)
Reclassification	3.4	86.0	88.8	(105.7)	72.5
Retirement, disposals and other[1]	(3.5)	(74.7)	(17.9)	(2.3)	(98.4)
Balance as of December 31, 2019	$567.3	$1,985.3	$6,327.2	$97.0	$8,976.8

	Land,
	buildings and	Machinery		Projects
	leasehold	and	Telecom-munication	under
	improvements	equipment	networks	development	Total

Accumulated depreciation and impairment losses

Balance as of December 31, 2017	$221.7	$1,221.7	$3,314.4	$—	$4,757.8
Depreciation	18.8	191.8	398.3	—	608.9
Reclassification to assets held for sale	(11.5)	—	—	—	(11.5)
Retirement, disposals and other[1]	(2.6)	(33.6)	(231.2)	—	(267.4)
Balance as of December 31, 2018	226.4	1,379.9	3,481.5	—	5,087.8
Depreciation	20.1	174.0	402.3	—	596.4
Retirement, disposals and other[1]	(2.4)	(70.2)	(13.8)	—	(86.4)
As of December 31, 2019	$244.1	$1,483.7	$3,870.0	$—	$5,597.8

Net carrying amount
As of December 31, 2018	$318.0	$492.3	$2,527.7	$91.0	$3,429.0
As of December 31, 2019	$323.2	$501.6	$2,457.2	$97.0	$3,379.0
[1]	Includes also the net change in assets related to discontinued operations.

In 2017, the calculation of the depreciation of a component of the Corporation’s telecommunication networks was changed in order to depreciate it over its useful life of 5 years, compared with 15 years previously. As a result, depreciation was increased by $21.0 million in 2017.